Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net Income (Loss)	$ 18,092	$ (14,375)
Adjustments to reconcile net income (loss) to net cash and cash equivalents from operating activities:
Depreciation and amortization	2,360	2,067
Loss on sale of property and equipment	11	7
(Gain) on extinguishment of debt		(923)
Stock compensation expense	2,714	182
Stock warrant issue		16
Deferred taxes	(25)	118
Warrant liabilities	(51,233)
Accrued interest on convertible notes payable to be paid in kind		165
Non-cash interest expense on convertible notes payable	263	437
Loss from change in fair value of embedded derivative liability	2,680	2,817
Changes in operating assets and liabilities that provided (used) cash and cash equivalents:
Contract receivables	(552)	(248)
Due from related party		244
Prepaid expenses and other current assets	(3,865)	23
Accounts payable	778	(120)
Deferred revenue	462	(421)
Accrued and other liabilities	2,801	77
Deferred rent	74	(61)
Net cash and cash equivalents used by operating activities	(25,440)	(9,995)
Cash Flows from Investing Activities
Purchases of property and equipment	(12,617)	(1,020)
Purchase of marketable securities	(75,885)
Purchases of intangible assets	(381)	(40)
Net cash and cash equivalents used by investing activities	(88,883)	(1,060)
Cash Flows from Financing Activities
Proceeds from debt	960	923
Proceeds from issuance of Series B preferred stock	135,579
Preferred Stock Issuance Costs	(4,511)
Payments of debt	(3,557)	(676)
Proceeds from issuance of convertible note payable	4,875	5,125
Proceeds from exercise of Common Stock options	106	23
Proceeds from exercise of Common Stock warrants	15
Business Combination, net of transaction costs	495,370
Redemption of preferred stock	(6,041)
Net cash and cash equivalents provided by financing activities	622,796	5,395
Net Increase (Decrease) in Cash and Cash Equivalents	508,473	(5,660)
Cash and Cash Equivalents - Beginning of year	4,974	10,634
Cash and Cash Equivalents - End of year	513,447	4,974
Supplemental Cash Flow Information
Supplemental Cash Flow Information - Cash paid for interest	144	351
Supplemental Cash Flow Information - (Gain) on extinguishment of PPP loan		$ (923)
Supplemental Cash Flow Information - Net Assets acquired in Business Combination	$ (100,697)